TANGIBLE ASSETS (Details 8) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about investment properties [Line Items]
Income from rents	$ 11,992	$ 5,183	$ 6,986
Direct operating expenses deriving from property investments which create income from rent	(1,053)	(321)	(1,798)
Direct operating expenses deriving from property investments which do not create income from rent	(4,239)	(1,328)	(762)
Net	$ 6,700	$ 3,534	$ 4,426